Investments - Schedule Summarizing Loans and Direct Financing Receivables (Details) - USD ($) $ in Thousands		1 Months Ended	11 Months Ended	12 Months Ended
		Feb. 02, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Investments in real estate included in loans and financing receivables
Sale-leaseback transactions accounted for as financing arrangements				$ 1,700,000	$ 1,200,000
Sales-type and financing receivables		$ 448	$ 10,822	54,953	28,816
Total investments in real estate included in loans and financing receivables				2,521,851	1,719,997
Principal amount outstanding-loans receivable:
Mortgage loans receivable		$ 350,118	$ 124,783	561,444	230,966	$ 342,420
Total principal payments				588,873
Unamortized loan origination costs				2,152	686
Unamortized loan premium				522	642
Allowance for credit and loan losses	[1]			(23,072)	(15,979)
Total loans and financing receivables				$ 3,090,326	1,964,710
Mortgage Loans Receivable with Maturity Range 2034 To 2122
Investments in real estate included in loans and financing receivables
Interest rate of Sale-leaseback transactions accounted for as financing arrangements	[2],[3],[4]			8.59%
Sale-leaseback transactions accounted for as financing arrangements	[2],[3]			$ 1,707,510	1,163,118
Mortgage Loans Receivable | Mortgage Loans Receivable with Maturity Range 2026 To 2066
Principal amount outstanding-loans receivable:
Interest Rate	[4],[5]			8.87%
Mortgage loans receivable	[5]			$ 561,206	231,536
Equipment And Other Loans Receivable | Mortgage Loans Receivable with Maturity Range 2026 To 2038
Principal amount outstanding-loans receivable:
Interest rate of equipment and other loans receivable	[4]			10.19%
Equipment and other loans receivable				$ 27,667	27,828
Loans receivable
Principal amount outstanding-loans receivable:
Total principal payments				$ 588,873	259,364
Sales-Type and Direct Financing Receivables | Mortgage Loans Receivable With Maturity Range 2032 To 2056
Investments in real estate included in loans and financing receivables
Interest rate of Sale-leaseback transactions accounted for as financing arrangements	[4]			8.85%
Sales-type and financing receivables				$ 814,341	$ 556,879

[1]	Balance shown is net of $2.6 million of loans that were written-off against previously established reserves.
[2]	In accordance with ASC Topic 842, represents sale-leaseback transactions accounted for as financing arrangements rather than as investments in real estate subject to operating leases. Interest rate shown is the weighted average initial rental or capitalization rate on the leases; the leases mature between 2034 and 2122 and the purchase options expire between 2026 and 2073.
[3]	Includes $27.3 million and $23.7 million of interest income receivables associated with certain financing arrangements as of December 31, 2025 and December 31, 2024, respectively.
[4]	Represents the weighted average interest rate as of the balance sheet date.
[5]	Ten of these mortgage loans allow for prepayment with a penalty ranging from 20% to 70% depending on the timing of the prepayment. Two of these mortgages may be prepaid in whole or in part, the remaining eight allow for prepayment only in full.